Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 - Commitments and Contingencies

Operating Leases

The Company leased office space in Minnesota on a month to month basis with payments of $977 per month through June 2017.

Titan entered into an operating lease agreement which expires in February 2019, with an option to extend to February 2024. In November 2014, the lease was amended to add El Toro as a co-lessee. The monthly payments range from $10,000 to $11,604. The lease calls for rent increases over the term of the lease. The Company records rent expense on a straight-line basis using average rent for the term of the lease. The excess of the expense over cash rent paid is shown as deferred rent.

Titan rent expense for the months nine ended September 30, 2018 and 2017 was approximately $95,000.

Thunder Ridge leases equipment and vehicles under monthly and non-cancelable operating leases. Payments on these leases range between $50 and $3,000 and mature between 2018 and August 2023. Total lease expense for the four months ending September 30, 2018 was approximately $739,000.

Future minimum lease payments under these leases are approximately as follows:

2018 remainder of the year	$474,750
2019	1,076,000
2020	573,000
2021	130,000
2022	68,000
2023	106,000
$2,427,750

Litigation

In the normal course of business, the Company is party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company.

On March 19, 2018, the owners of the property leased by El Toro, initiated a lawsuit in the Superior Court of Orange County, California, related to the lease agreement for the El Toro station. The complaint alleges breach of contract and seeks money damages, costs, attorneys’ fees and other appropriate relief.

Long-Term Take-or-Pay Natural Gas Supply Contracts

 At September 30, 2018, the Company had commitments to purchase CNG on a take-or-pay basis of approximately $545,000. It is anticipated these are normal purchases that will be necessary for sales, and no cash settlements will be made related to the purchase commitments.

Note 8 - Commitments and Contingencies

Operating Leases

The Company leased office space in Minnesota on a month to month basis with payments of $977 per month through June 2017.

Titan entered into an operating lease agreement which expires in February 2019, with an option to extend to February 2024. In November 2014 the lease was amended to add El Toro, as a co-lessee. The monthly payments range from $10,000 to $11,604. The lease calls for rent increases over the term of the lease. The Company records rent expense on a straight line basis using average rent for the term of the lease. The excess of the expense over cash rent paid is shown as deferred rent.

Rent expense for the years ended December 31, 2017 and 2016 was approximately $132,000 and $138,000, respectively.

EAF leases the properties to EVO under the terms of oral leases for one-time payments of $1.00. The EAF Tolleson, EAF Oak Creek, EAF San Antonio and EAF Lake Arlington properties are each subject to two mortgages related to the Promissory Note and the Senior Promissory Note for $4,000,000 and $3,800,000, respectively. The property underlying the EAF Jurupa Valley and EAF Fort Worth stations is leased by EVO from third parties.

EAF Jurupa Valley. EVO leases the property for the Jurupa Valley station from a third-party under the terms of a month-to-month oral lease for a one-time payment of $1.00.

EAF Fort Worth. EVO leases the property for the EAF Fort Worth station from a third-party under a lease agreement with an initial 10-year term expiring December 2023. Base rent payable by EVO for the initial term consists of a one-time payment equal to $1. Under the terms of the lease, EVO agreed to install and maintain at its own cost a natural gas fuel line, compressors, operating equipment, storage tanks, dispensers and any other equipment necessary to supply the CNG fueling needs of fleet vehicles owned by the third party.

Future minimum lease payments under these leases are approximately as follows:

Year Ending December 31,
2018	$139,000
2019	23,000
$162,000

Litigation

In the normal course of business, the Company is party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company.

On January 22, 2018, certain holders of Senior Bridge Notes initiated a lawsuit in the District Court of Hennepin County, Minnesota against the Company, certain of its subsidiaries and Scott Honour, Kirk Honour, and John Yeros. The complaint alleges breach of contract, breach of implied covenant of good faith and fair dealing, fraud/fraudulent misrepresentation, successor liability, unjust enrichment, and breach of fiduciary duty, and seeks money damages, interest, costs, disbursements, attorneys’ fees and other equitable relief.

On March 19, 2018, Whisler Holdings, LLC, Mitesh Kalthia, and Jean M. Noutary, the owners of the property leased by El Toro for the Company’s El Toro station, initiated a lawsuit in the Superior Court of Orange County, California, related to the lease agreement for the El Toro station. The complaint alleges breach of contract and seeks money damages, costs, attorneys’ fees and other appropriate relief.

Grant Agreement

In 2013, Titan was the recipient of two grants in the amount of $300,000 and $150,000 from the California Energy Commission (“CEC”) and SCAQMD. The grant funds were used to complete the construction of a facility on El Toro Road as contemplated in the grant agreements. The grant proceeds are subject to repayment if the Company does not satisfy certain operational metrics contained in the grant agreements, and the Company is not in compliance with those metrics. In addition, the use of Titan on the project could be construed as requiring amendments to the grant agreements or consent from the CEC or SCAQMD, neither of which has been obtained by the Company.

During 2016, EVO was the recipient of a grant in the amount of $400,000 from the Texas Commission on Environmental Quality. The grant funds were used to complete the construction of the Company’s San Antonio facility as contemplated in the grant agreement. The grant proceeds are subject to repayment if the Company does not satisfy certain operational metrics contained in the grant agreements.

Walters Recycling and Refuse Station

In June 2016 Blaine entered into a compressed natural gas fuel station agreement (the “Agreement”) with Walters, an unrelated third party. Under the Agreement Blaine agreed to construct, at its sole expense, a CNG dispensing system (the “System”) on a portion of the property owned by Walters. Titan was required to have the System fully operational by June 2017. Titan did not meet the operational deadline as defined, and the project was cancelled per the Agreement.

SCAQMD

In December 2015, Diamond Bar entered into a transfer of ownership and lease arrangement with the SCAQMD. This property has an existing CNG station previously owned and operated by the SCAQMD. Thirty days after the date of the agreement, SCAQMD transferred to Diamond Bar, without charge, all of their rights and interests in the existing assets. The agreement also specifies that Diamond Bar lease the property for $1 and identifies certain commitments agreed to by the parties. Some of the more significant ones are as follows:

●	Within 180 days from the contract execution, Diamond Bar, using its best efforts, shall sell any surplus assets and provide SCAQMD with 90% of the net proceeds, as defined. To date Diamond Bar has not had any surplus assets to sell.

●	Diamond Bar is also required to comply with certain provisions in the agreement with regards to the operation and maintenance of the station.

●	Diamond Bar, at their expense and upon written consent from SCAQMD, can remodel, redecorate or otherwise make improvements and replacements of and to all or any part of the leased premises.

●	Diamond Bar was required, within eight months of the execution date, to install specific station upgrades, as defined, and was responsible for the cost of these upgrades. All upgrades must be completed within eight months of the execution date. Any improvements made to the premises remain the property of Diamond Bar and can be removed by Diamond Bar.

●	The fueling rate charged to the SCAQMD is based on actual utility costs, taxes and a fee not to exceed $0.50 per GGE. Currently the rate charged is substantially equal to the market rate charged to all other customers.

●	The contract ends December 31, 2020. SCAQMD can extend the contract for a period not to exceed five years starting January 1, 2021 at no additional cost. Either party may terminate the contract with sixty days’ notice. If the SCAQMD terminates without cause they will be required to either purchase the property necessary for the operation of the CNG station or reimburse Diamond Bar for the cost of removing the property. If Diamond Bar terminates the contract without cause, the SCAQMD shall have the option to either purchase the property necessary for the operation of the station or require Diamond Bar to remove the property at no cost to SCAQMD.

Long-Term Take-or-Pay Natural Gas Supply Contracts

At December 31, 2017, the Company had commitments to purchase CNG on a take-or-pay basis of approximately $545,000, which has not been enforced by the Company. It is anticipated these are normal purchases that will be necessary for sales, and no cash settlements will be made related to the purchase commitments.